Summary of Significant Accounting Policies - Accounts Receivable, net (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable | Credit concentration
Accounts Receivable, net
Customers individually representing greater than this percentage for disclosure	12.00%	11.00%